CRYPTOCURRENCIES - Schedule of company's cryptocurrencies activity excluding digital assets posted as collateral (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
CRYPTOCURRENCIES
Beginning balance	$ 126,529,342
Ending balance	92,193,457	$ 126,529,342
Cryptocurrencies excluding digital assets posted as collateral
CRYPTOCURRENCIES
Beginning balance	126,529,342	25,575,512
Cash purchases	24,007,500	74,920,237
Cash sales	(786,915)	(8,677,328)
Gain on cash sales	(129,404)	1,414,389
Purchases made with cryptocurrencies	14,186,084	15,702,439
Sales made with cryptocurrencies	(14,676,399)	(15,570,372)
Gain on cryptocurrency traded for cryptocurrency	(5,898,320)	1,528,039
Staking and validating income before cost of sales paid in fiat	2,249,359	10,734,659
Expenses paid in cryptocurrencies	(277,209)	(582,302)
Investment income received in cryptocurrencies		132,067
Other income	4,696	66,927
Cryptocurrencies posted as collateral	(13,640,204)	(1,757,712)
Cryptocurrency collateral returned	689,413	2,763,872
Sol held at validator	(186,913)
Foreign exchange gain	(485)	176,479
Change in fair value	(51,820,805)	20,102,436
Ending balance	$ 80,249,741	$ 126,529,342